Leases (Tables) - Wilco Holdco Inc	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Lease Cost

operations and comprehensive income (loss). Lease costs incurred by lease type were as follows for the periods indicated below (in thousands):

	Three Months Ended March 31,
	2021	2020
Lease cost
Operating lease cost	$15,823	$16,042
Variable lease cost (1)	4,936	4,471

Total lease cost (2)	$20,759	$20,513

(1)	Includes short term lease costs, which are not material
(2)	Sublease income was not material

Lease costs incurred by lease type for the year ended December 31, 2020 were as follows (in thousands):

2020
Lease cost
Operating lease cost	$67,279
Variable lease cost(1)	18,689

Total lease cost(2)	$85,968

(1)	Includes short term lease costs, which are not material
(2)	Sublease income was not material

Schedule of Other Supplemental Quantitative Disclosures

Other supplemental quantitative disclosures were as follows for the periods indicated below (in thousands):

	Three Months Ended March 31,
	2021	2020
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$16,166	$16,637
Right-of-use assets obtained in exchange for new operating lease liabilities:	$5,399	$5,601

Other supplemental quantitative disclosures as of the year ended December 31, 2020 was as follows:

2020
Other information
Cash paid for amounts included in the measurement of lease liabilities (in thousands):
Operating cash flows from operating leases	$61,993
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands):	$14,067

Weighted-average remaining lease term:
Operating leases	6.7 years
Weighted-average discount rate:
Operating leases	6.5%

Schedule of Estimated Undiscounted Future Lease Payments

Estimated undiscounted future lease payments under non-cancellable operating leases, along with a reconciliation of the undiscounted cash flows to operating lease liabilities, respectively, at March 31, 2021 were as follows (in thousands):

Year
2021 (excluding the three months ended March 31, 2021)	$48,896
2022	63,790
2023	57,698
2024	50,593
2025	41,898
Thereafter	108,110

Total undiscounted future cash flows	$370,985
Less: Imputed Interest	(72,638)

Present value of future cash flows	$298,347

Presentation on Balance Sheet
Current	$48,182
Non-current	$250,165

Estimated undiscounted future lease payments under non-cancellable operating leases, along with a reconciliation of the undiscounted cash flows to operating lease liabilities, respectively, at December 31, 2020 were as follows (in thousands):

Year
2021	$69,726
2022	62,035
2023	56,389
2024	49,251
2025	40,436
Thereafter	103,101

Total undiscounted future cash flows	$380,938
Less: Imputed Interest	(74,553)

Present value of future cash flows	$306,385

Presentation on Balance Sheet
Current	$52,395
Non-current	$253,990

Schedule of Total Lease Cost - Rent expenses

Prior to the adoption of ASC 842, the amount of rent expense recorded in clinic operating costs and selling, general and administrative expenses for the years ended December 31, 2019 and 2018 was as follows (in thousands):

	2019	2018
Clinic operating costs	$55,508	$52,997
Selling, general and administrative costs	2,830	2,922

Total lease cost	$58,338	$55,919

Schedule of Minimum Rental Commitments Under Non-cancelable Operating Leases

Prior to the adoption of ASC 842, minimum rental commitments under non-cancelable operating leases in effect at December 31, 2019 were as follows (in thousands):

Lease maturity
2020	$64,368
2021	59,507
2022	52,653
2023	46,615
2024	39,910
2025 and thereafter	115,512

Total minimum lease payments	$378,565

Schedule of Average Lease Terms and Discount Rates

Average lease terms and discount rates as of March 31, 2021 and December 31, 2020 were as follows:

	March 31, 2021	December 31, 2020
Weighted-average remaining lease term:
Operating leases	6.6 years	6.7 years
Weighted-average discount rate:
Operating leases	6.5%	6.5%